Document And Entity Information	Feb. 01, 2022
Document Information [Line Items]
Entity, Registrant Name	SB PARTNERS
Document, Type	8-K
Document, Period End Date	Feb. 01, 2022
Entity, Incorporation, State or Country Code	NY
Entity, File Number	0-8952
Entity, Tax Identification Number	13-6294787
Entity, Address, Address Line One	1 New Haven Avenue, Suite 102A
Entity, Address, City or Town	Milford
Entity, Address, State or Province	CT
Entity, Address, Postal Zip Code	06460
City Area Code	203
Local Phone Number	283-9593
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000087047